February 22, 2012

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Multi-Sector Account Portfolios, Inc.(“Registrant”)
consisting of the following series:
  T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio
  T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio
  T. Rowe Price Floating Rate Multi-Sector Account Portfolio
  T. Rowe Price High Yield Multi-Sector Account Portfolio
  T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
  T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio
  (collectively, the “Funds”)
  File No.: 811-22620/333-178660

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, we are hereby filing Pre-Effective Amendment No. 1 to the Registration Statement of the T. Rowe Price Multi-Sector Account Portfolios, Inc. All changes from the previous filing have been blacklined.

We have made several changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”). This filing also reflects changes made as a result of your comment letter dated January 19, 2012 and our responses to those comments on February 15, 2012. The revisions to the prospectuses and the SAI are blacklined.

We are hereby requesting acceleration of this pre-effective amendment to February 23, 2012.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013, or Tawanda Cottman at 410-345-4981.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire

February 22, 2012

Request for Acceleration

Pursuant to Rule 461 under the Securities Act of 1933, on behalf of the T. Rowe Price Multi-Sector Account Portfolios, Inc., the corporation, and T. Rowe Price Investment Services, Inc., principal underwriter, I hereby request acceleration of the effective date of the above-referenced Registration Statement to February 23, 2012 or as soon thereafter as possible.

/s/David Oestreicher

David Oestreicher